Derivative and Hedging Instruments - Summary of Effects of Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Detail) - Non designated [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ 1,173	$ (10,634)
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	667	(3,428)
Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	57	(431)
Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(13)	(258)
Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(4)	1,171
Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(22)	(103)
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	612	(7,561)
Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(449)	794
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ 325	$ (818)